Dividend Waiver	12 Months Ended
Mar. 31, 2013
Dividend Waiver [Abstract]
DIVIDEND WAIVER

NOTE 2 - DIVIDEND WAIVER

During the years ended March 31, 2012 and 2011, Clifton MHC (“MHC”), the federally chartered mutual holding company of the Company, waived its right, upon non-objection from the Board of Governors of the Federal Reserve System (the “Federal Reserve Board”) and the Office of Comptroller of the Currency (“OCC”) and, previously, the Office of Thrift Supervision (“OTS”), respectively, to receive cash dividends of approximately $4.0 million and $4.0 million, respectively, on the shares of Company common stock it owns.

As a result of restrictions implemented by the Federal Reserve Board, the MHC was unable to waive its receipt of dividends declared by the Company during the year ended March 31, 2013. Accordingly, the MHC received dividends from the Company totaling $4.0 million during year ended March 31, 2013. As a result of such regulatory considerations, the Company’s Board of Directors will be reviewing the Company’s dividend policy on a quarterly basis and can make no assurances that it will continue to declare regular quarterly cash dividends or that its dividend policy will not change in the future.